Property and Equipment - net - Summary of Property and Equipment - net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 47,111	$ 38,203	$ 21,221
Less: accumulated depreciation	(25,408)	(17,351)	(9,543)
Less: held for sale, net		0	(710)
Property and equipment - net	21,703	20,852	10,968
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	41,380	32,340	14,288
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,567	1,315	1,477
Office Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	870	1,388	2,052
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	653	434	718
Site Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,377	1,311	1,271
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,264	$ 1,415	$ 1,415